Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000798244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2011
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCRXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCCXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRBXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRCXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRVXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRJXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRKXX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGAX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGBX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGCX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGRX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGGX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRERX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGHX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGJX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDAX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDBX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDCX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDIX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EANDX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBNDX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECNDX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDGX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDRX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDHX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDJX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSAX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRIBX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRICX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSIX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRIWX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EARSX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBRIX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECRIX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSGX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSRX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSHX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSJX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCAX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCBX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCCX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCIX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCKX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTERX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCHX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCJX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIAX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEBX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEICX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIIX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIWX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAVLX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBVLX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECVLX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIGX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVRRX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIHX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIJX

MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek a high level of current income consistent with preservation of capital and liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Cash Reserve Fund	A	B	C	529A	529B	529C	R1	R2	R3	R4
Shareholder Fees, Column Name
A AND 529A

B AND 529B

C AND 529C

A AND 529A

B AND 529B

C AND 529C

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	4.00%	1.00%	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Cash Reserve Fund		A	B	C	529A	529B	529C	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

529A

529B

529C

R1

R2

R3

R4

Management Fee		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.29%	0.29%	0.29%	0.39%	0.39%	0.39%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		0.94%	1.69%	1.69%	1.04%	1.79%	1.79%	1.69%	1.19%	0.94%	0.69%
Fee Reductions and/or Expense Reimbursements	[1]	(0.25%)	none	none	(0.30%)	(0.05%)	(0.05%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.69%	1.69%	1.69%	0.74%	1.74%	1.74%	1.69%	1.19%	0.94%	0.69%
[1]	The fund's distributor, MFD, has agreed in writing to waive the Class A service fee, and the Class 529A service fee, to 0.00% of the fund's average daily net assets annually until modified by the fund's Board of Trustees, but such agreements will continue until at least December 31, 2012. In addition, the fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2012, unless MFD elects to extend the waiver.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Cash Reserve Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		70	275	496	1,132
B
Class B Shares
		572	833	1,118	1,799
C
Class C Shares
		272	533	918	1,998
529A
Class 529A Shares
		76	301	545	1,244
529B
Class 529B Shares
		577	858	1,165	1,904
529C
Class 529C Shares
		277	558	965	2,101
R1
Class R1 Shares
		172	533	918	1,998
R2
Class R2 Shares
		121	378	654	1,443
R3
Class R3 Shares
		96	300	520	1,155
R4
Class R4 Shares
		70	221	384	859

Expense Example, No Redemption MFS Cash Reserve Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		172	533	918	1,799
C
Class C Shares assuming no redemption at end of period
		172	533	918	1,998
529B
Class 529B Shares assuming no redemption at end of period
		177	558	965	1,904
529C
Class 529C Shares assuming no redemption at end of period
		177	558	965	2,101

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests the fund's assets in U.S. dollar-denominated money market instruments and repurchase agreements. Money market instruments include bank certificates of deposit and other bank obligations of U.S. and foreign banks;

notes, commercial paper, and asset-backed securities of U.S. and foreign issuers; U.S. and foreign government securities; and municipal instruments.

In buying and selling investments for the fund, MFS seeks to comply with

Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 share price, liquidity, and income.

Principal Risks
Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund may not achieve its objective and you could lose money on your investment in the fund.  An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any

other governmental agency.

The principal risks of investing in the fund are:

Interest Rate, Credit, and Liquidity Risk:  Although MFS seeks to maintain a stable $1.00 share price for the fund, there is no guarantee that it will be able to do so. A major increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, political,

regulatory, geopolitical, or other conditions could cause the fund's share price to decrease to below $1.00.

Bank Focus Risk:  Events that affect the banking or related industries may have a significant adverse affect on the fund.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Foreign Exposure Risk:  Exposure to foreign markets can involve increased risks due to adverse market, economic, political, regulatory, geopolitical, or other conditions.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time.

The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2011 was 0.00%.

During the period(s) shown in the bar chart, the highest quarterly return was

1.31% (for the calendar quarter ended March 31, 2001) and the lowest quarterly return was 0.00% (for the calendar quarter ended March 31, 2009; the calendar quarter ended June 30, 2009; the calendar quarter ended September 30, 2009; the calendar quarter ended December 31, 2009; the calendar quarter ended March 31,

2010; the calendar quarter ended June 30, 2010; the calendar quarter ended

September 30, 2010; and the calendar quarter ended December 31, 2010).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Cash Reserve Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Returns Before Taxes A Shares	none	2.34%	2.06%
B	Returns Before Taxes B Shares	(4.00%)	1.38%	1.34%
C	Returns Before Taxes C Shares	(1.00%)	1.75%	1.34%
529A	Returns Before Taxes 529A Shares	none	2.21%	1.85%
529B	Returns Before Taxes 529B Shares	(4.00%)	1.25%	1.21%
529C	Returns Before Taxes 529C Shares	(1.00%)	1.63%	1.21%
R1	Returns Before Taxes R1 Shares	none	1.71%	1.15%
R2	Returns Before Taxes R2 Shares	none	1.98%	1.50%
R3	Returns Before Taxes R3 Shares	none	2.12%	1.79%
R4	Returns Before Taxes R4 Shares	none	2.30%	2.03%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 29, 2011
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek a high level of current income consistent with preservation of capital and liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets in U.S. dollar-denominated money market instruments and repurchase agreements. Money market instruments include bank certificates of deposit and other bank obligations of U.S. and foreign banks;
notes, commercial paper, and asset-backed securities of U.S. and foreign issuers; U.S. and foreign government securities; and municipal instruments.

In buying and selling investments for the fund, MFS seeks to comply with
Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 share price, liquidity, and income.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund may not achieve its objective and you could lose money on your investment in the fund.  An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other governmental agency.

The principal risks of investing in the fund are:

Interest Rate, Credit, and Liquidity Risk:  Although MFS seeks to maintain a stable $1.00 share price for the fund, there is no guarantee that it will be able to do so. A major increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, political, regulatory, geopolitical, or other conditions could cause the fund's share price to decrease to below $1.00.

Bank Focus Risk:  Events that affect the banking or related industries may have a significant adverse affect on the fund.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Foreign Exposure Risk:  Exposure to foreign markets can involve increased risks due to adverse market, economic, political, regulatory, geopolitical, or other conditions.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund may not achieve its objective and you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time.

The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The total return for the nine-month period ended September 30, 2011 was 0.00%.
During the period(s) shown in the bar chart, the highest quarterly return was
1.31% (for the calendar quarter ended March 31, 2001) and the lowest quarterly return was 0.00% (for the calendar quarter ended March 31, 2009; the calendar quarter ended June 30, 2009; the calendar quarter ended September 30, 2009; the calendar quarter ended December 31, 2009; the calendar quarter ended March 31,
2010; the calendar quarter ended June 30, 2010; the calendar quarter ended
September 30, 2010; and the calendar quarter ended December 31, 2010).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A AND 529A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	496
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,132
Annual Return 2001	rr_AnnualReturn2001	3.58%
Annual Return 2002	rr_AnnualReturn2002	1.07%
Annual Return 2003	rr_AnnualReturn2003	0.52%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.82%
Annual Return 2006	rr_AnnualReturn2006	4.71%
Annual Return 2007	rr_AnnualReturn2007	4.97%
Annual Return 2008	rr_AnnualReturn2008	2.13%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.06%
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	572
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	833
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,118
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,799
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,799
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes B Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.34%
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	272
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,998
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.34%
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A AND 529A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529A

Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,244
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes 529A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.85%
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529B

Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	577
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	858
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,165
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,904
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	558
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	965
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,904
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes 529B Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.21%
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529C

Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,101
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	558
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	965
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,101
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes 529C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.21%
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R1 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.15%
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R2 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.50%
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R3 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.79%
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	859
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R4 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.03%

[1]	The fund's distributor, MFD, has agreed in writing to waive the Class A service fee, and the Class 529A service fee, to 0.00% of the fund's average daily net assets annually until modified by the fund's Board of Trustees, but such agreements will continue until at least December 31, 2012. In addition, the fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2012, unless MFD elects to extend the waiver.

MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Core Equity Fund	A		B	C	I	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B

C

I

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Core Equity Fund	A	B	C	I	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

R1

R2

R3

R4

Management Fee	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none
Other Expenses	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.18%	1.93%	1.93%	0.93%	1.93%	1.43%	1.18%	0.93%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Core Equity Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		688	928	1,187	1,924
B
Class B Shares
		596	906	1,242	2,059
C
Class C Shares
		296	606	1,042	2,254
I
Class I Shares
		95	296	515	1,143
R1
Class R1 Shares
		196	606	1,042	2,254
R2
Class R2 Shares
		146	452	782	1,713
R3
Class R3 Shares
		120	375	649	1,432
R4
Class R4 Shares
		95	296	515	1,143

Expense Example, No Redemption MFS Core Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		196	606	1,042	2,059
C
Class C Shares assuming no redemption at end of period
		196	606	1,042	2,254

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests at least 80% of the fund's net assets in equity securities.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS may invest the fund's assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by industries.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory,

geopolitical, or other conditions. These factors can make foreign investments,

especially those in emerging markets, more volatile and less liquid than U.S.

investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges

(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2011 was

(10.83)%. During the period(s) shown in the bar chart, the highest quarterly return was 18.15% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (22.42)% (for the calendar quarter ended December 31,

2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Core Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	10.34%	2.26%	1.77%
B	B Shares Returns Before Taxes	12.12%	2.40%	1.83%
C	C Shares Returns Before Taxes	15.18%	2.76%	1.68%
I	I Shares Returns Before Taxes	17.33%	3.79%	2.71%
R1	R1 Shares Returns Before Taxes	16.19%	2.73%	1.57%
R2	R2 Shares Returns Before Taxes	16.78%	3.22%	2.05%
R3	R3 Shares Returns Before Taxes	17.06%	3.48%	2.35%
R4	R4 Shares Returns Before Taxes	17.24%	3.72%	2.63%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	10.24%	1.61%	1.34%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.86%	1.77%	1.41%
Russell 3000 Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 3000 Index	16.93%	2.74%	2.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 29, 2011
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in equity securities.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS may invest the fund's assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by industries.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges
(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The total return for the nine-month period ended September 30, 2011 was
(10.83)%. During the period(s) shown in the bar chart, the highest quarterly return was 18.15% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (22.42)% (for the calendar quarter ended December 31,
2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 3000 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,924
Annual Return 2001	rr_AnnualReturn2001	(11.60%)
Annual Return 2002	rr_AnnualReturn2002	(21.72%)
Annual Return 2003	rr_AnnualReturn2003	27.45%
Annual Return 2004	rr_AnnualReturn2004	13.97%
Annual Return 2005	rr_AnnualReturn2005	5.99%
Annual Return 2006	rr_AnnualReturn2006	13.27%
Annual Return 2007	rr_AnnualReturn2007	8.50%
Annual Return 2008	rr_AnnualReturn2008	(37.91%)
Annual Return 2009	rr_AnnualReturn2009	32.80%
Annual Return 2010	rr_AnnualReturn2010	17.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.42%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.77%
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.34%
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	596
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,059
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,059
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.83%
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.68%
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.71%
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	196
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.57%
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.05%
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.35%
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.63%

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. The annual fund operating expenses for Class W are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-15 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS New Discovery Fund	A		B	C	I	W	529A	529B	529C	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B AND 529B

C AND 529C

I AND W

I AND W

529A

B AND 529B

C AND 529C

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	4.00%	1.00%	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS New Discovery Fund		A	B	C	I	W	529A	529B	529C	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

W

529A

529B

529C

R1

R2

R3

R4

Management Fee		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.10%	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.25%	0.25%	0.25%	0.25%	0.25%	0.35%	0.35%	0.35%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.40%	2.15%	2.15%	1.15%	1.25%	1.50%	2.25%	2.25%	2.15%	1.65%	1.40%	1.15%
Fee Reductions and/or Expense Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.07%)	(0.07%)	(0.07%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.38%	2.13%	2.13%	1.13%	1.23%	1.43%	2.18%	2.18%	2.13%	1.63%	1.38%	1.13%
[1]	MFS has agreed in writing to reduce its management fee to 0.80% of the fund's average daily net assets annually of the first $1.5 billion, and 0.75% of the fund's average daily net assets annually in excess of $1.5 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2011. Effective January 1, 2012, MFS has agreed in writing to reduce its management fee to 0.80% of the fund's average daily net assets annually over $1 billion and up to $2.5 billion, and 0.75% of the fund's average daily net assets annually over $2.5 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2012. The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2012, unless MFD elects to extend the waiver.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS New Discovery Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		707	991	1,295	2,157
B
Class B Shares assuming redemption at end of period
		616	971	1,352	2,291
C
Class C Shares assuming redemption at end of period
		316	671	1,152	2,481
I
Class I Shares
		115	363	631	1,396
W
Class W Shares
		125	395	684	1,510
529A
Class 529A Shares
		712	1,015	1,340	2,257
529B
Class 529B Shares assuming redemption at end of period
		621	997	1,399	2,391
529C
Class 529C Shares assuming redemption at end of period
		321	697	1,199	2,580
R1
Class R1 Shares
		216	671	1,152	2,481
R2
Class R2 Shares
		166	518	895	1,953
R3
Class R3 Shares
		141	441	764	1,678
R4
Class R4 Shares
		115	363	631	1,396

Expense Example, No Redemption MFS New Discovery Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		216	671	1,152	2,291
C
Class C Shares assuming no redemption at end of period
		216	671	1,152	2,481
529B
Class 529B Shares assuming no redemption at end of period
		221	697	1,199	2,391
529C
Class 529C Shares assuming no redemption at end of period
		221	697	1,199	2,580

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 205% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory,

geopolitical, or other conditions. These factors can make foreign investments,

especially those in emerging markets, more volatile and less liquid than U.S.

investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2011 was

(17.69)%. During the period(s) shown in the bar chart, the highest quarterly return was 30.83% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (27.64)% (for the calendar quarter ended December 31,

2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS New Discovery Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	28.04%	7.52%	3.13%
B	B Shares Returns Before Taxes	30.82%	7.76%	3.21%
C	C Shares Returns Before Taxes	33.84%	8.06%	3.05%
I	I Shares Returns Before Taxes	36.16%	9.14%	4.09%
W	W Shares Returns Before Taxes
529A	529A Shares Returns Before Taxes	27.91%	7.33%	2.92%
529B	529B Shares Returns Before Taxes	30.75%	7.59%	3.00%
529C	529C Shares Returns Before Taxes	33.67%	7.86%	2.83%
R1	R1 Shares Returns Before Taxes	34.85%	8.00%	2.95%
R2	R2 Shares Returns Before Taxes	35.48%	8.53%	3.48%
R3	R3 Shares Returns Before Taxes	35.87%	8.80%	3.74%
R4	R4 Shares Returns Before Taxes	36.12%	9.09%	4.04%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	26.06%	7.08%	2.92%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	18.76%	6.34%	2.62%
Russell 2000 Growth Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Russell 2000 Growth Index	29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 29, 2011
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. The annual fund operating expenses for Class W are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-15 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 205% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The total return for the nine-month period ended September 30, 2011 was
(17.69)%. During the period(s) shown in the bar chart, the highest quarterly return was 30.83% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (27.64)% (for the calendar quarter ended December 31,
2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Russell 2000 Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	991
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,295
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,157
Annual Return 2001	rr_AnnualReturn2001	(5.13%)
Annual Return 2002	rr_AnnualReturn2002	(33.51%)
Annual Return 2003	rr_AnnualReturn2003	34.30%
Annual Return 2004	rr_AnnualReturn2004	6.84%
Annual Return 2005	rr_AnnualReturn2005	4.63%
Annual Return 2006	rr_AnnualReturn2006	12.82%
Annual Return 2007	rr_AnnualReturn2007	1.92%
Annual Return 2008	rr_AnnualReturn2008	(39.78%)
Annual Return 2009	rr_AnnualReturn2009	62.05%
Annual Return 2010	rr_AnnualReturn2010	35.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.64%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.13%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.62%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	616
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	971
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,352
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,291
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	671
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,291
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.21%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	316
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,152
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,481
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	671
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,481
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.05%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I AND W

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,396
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.09%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I AND W

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
W

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,510
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	W Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
529A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529A

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,015
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,340
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,257
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529B

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	621
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	997
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,399
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,391
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,199
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,391
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.00%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529C

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,199
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,580
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,199
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,580
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.83%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	216
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,152
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,481
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.95%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	518
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	895
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,953
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.48%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	441
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	764
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,678
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.74%
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,396
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	MFS has agreed in writing to reduce its management fee to 0.80% of the fund's average daily net assets annually of the first $1.5 billion, and 0.75% of the fund's average daily net assets annually in excess of $1.5 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2011. Effective January 1, 2012, MFS has agreed in writing to reduce its management fee to 0.80% of the fund's average daily net assets annually over $1 billion and up to $2.5 billion, and 0.75% of the fund's average daily net assets annually over $2.5 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2012. The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2012, unless MFD elects to extend the waiver.

MFS Research International Fund (Prospectus Summary) | MFS Research International Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-7 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Research International Fund	A		B	C	I	W	529A	529B	529C	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B AND 529B

C AND 529C

I AND W

I AND W

529A

B AND 529B

C AND 529C

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	4.00%	1.00%	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Research International Fund		A	B	C	I	W	529A	529B	529C	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

W

529A

529B

529C

R1

R2

R3

R4

Management Fee		0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.10%	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.19%	0.19%	0.19%	0.19%	0.19%	0.29%	0.29%	0.29%	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses		1.20%	1.95%	1.95%	0.95%	1.05%	1.30%	2.05%	2.05%	1.95%	1.45%	1.20%	0.95%
Fee Reductions and/or Expense Reimbursements	[1]	none	none	none	none	none	(0.05%)	(0.05%)	(0.05%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.20%	1.95%	1.95%	0.95%	1.05%	1.25%	2.00%	2.00%	1.95%	1.45%	1.20%	0.95%
[1]	The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2012, unless MFD elects to extend the waiver.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Research International Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		690	934	1,197	1,946
B
Class B Shares
		598	912	1,252	2,080
C
Class C Shares
		298	612	1,052	2,275
I
Class I Shares
		97	303	526	1,166
W
Class W Shares
		107	334	579	1,283
529A
Class 529A Shares
		695	959	1,242	2,048
529B
Class 529B Shares
		603	938	1,299	2,183
529C
Class 529C Shares
		303	638	1,099	2,375
R1
Class R1 Shares
		198	612	1,052	2,275
R2
Class R2 Shares
		148	459	792	1,735
R3
Class R3 Shares
		122	381	660	1,455
R4
Class R4 Shares
		97	303	526	1,166

Expense Example, No Redemption MFS Research International Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		198	612	1,052	2,080
C
Class C Shares assuming no redemption at end of period
		198	612	1,052	2,275
529B
Class 529B Shares assuming no redemption at end of period
		203	638	1,099	2,183
529C
Class 529C Shares assuming no redemption at end of period
		203	638	1,099	2,375

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies
In selecting investments for the fund, MFS (Massachusetts Financial Services

Company, the fund's investment adviser) is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS normally invests the fund's assets primarily in foreign equity securities,

including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the

U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the

U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges

(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2011 was

(14.32)%. During the period(s) shown in the bar chart, the highest quarterly return was 23.28% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (20.54)% (for the calendar quarter ended December 31,

2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Research International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	4.58%	2.46%	4.20%
B	B Shares Returns Before Taxes	6.14%	2.64%	4.29%
C	C Shares Returns Before Taxes	9.15%	2.96%	4.12%
I	I Shares Returns Before Taxes	11.22%	3.99%	5.16%
W	W Shares Returns Before Taxes	11.13%	3.88%	5.17%
529A	529A Shares Returns Before Taxes	4.53%	2.29%	3.99%
529B	529B Shares Returns Before Taxes	6.04%	2.48%	4.06%
529C	529C Shares Returns Before Taxes	9.04%	2.79%	3.90%
R1	R1 Shares Returns Before Taxes	10.14%	2.92%	4.08%
R2	R2 Shares Returns Before Taxes	10.67%	3.42%	4.50%
R3	R3 Shares Returns Before Taxes	10.92%	3.67%	4.87%
R4	R4 Shares Returns Before Taxes	11.27%	3.96%	5.18%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	4.51%	1.46%	3.45%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.38%	1.97%	3.51%
MSCI EAFE (Europe, Australasia, Far East) Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MSCI EAFE (Europe, Australasia, Far East) Index (gross div)	8.21%	2.94%	3.94%
MSCI All Country World (ex-US) Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MSCI All Country World (ex-US) Index (gross div)	11.60%	5.29%	5.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 29, 2011
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-7 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
In selecting investments for the fund, MFS (Massachusetts Financial Services
Company, the fund's investment adviser) is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges
(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The total return for the nine-month period ended September 30, 2011 was
(14.32)%. During the period(s) shown in the bar chart, the highest quarterly return was 23.28% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (20.54)% (for the calendar quarter ended December 31,
2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | MSCI EAFE (Europe, Australasia, Far East) Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MSCI EAFE (Europe, Australasia, Far East) Index (gross div)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.94%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | MSCI All Country World (ex-US) Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MSCI All Country World (ex-US) Index (gross div)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.97%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,197
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,946
Annual Return 2001	rr_AnnualReturn2001	(18.04%)
Annual Return 2002	rr_AnnualReturn2002	(12.11%)
Annual Return 2003	rr_AnnualReturn2003	32.63%
Annual Return 2004	rr_AnnualReturn2004	20.40%
Annual Return 2005	rr_AnnualReturn2005	16.18%
Annual Return 2006	rr_AnnualReturn2006	27.23%
Annual Return 2007	rr_AnnualReturn2007	12.90%
Annual Return 2008	rr_AnnualReturn2008	(42.67%)
Annual Return 2009	rr_AnnualReturn2009	31.15%
Annual Return 2010	rr_AnnualReturn2010	10.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.54%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.20%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.45%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.51%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	598
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,252
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,080
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,080
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.29%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,275
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,275
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.12%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I AND W

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	526
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.16%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I AND W

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
W

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	W Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.17%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
529A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529A

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	959
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,048
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.99%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529B

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	603
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,299
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,183
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	638
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,099
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,183
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.06%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529C

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	638
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,099
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,375
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	638
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,099
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,375
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,275
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.08%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.50%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.87%
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	526
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2012, unless MFD elects to extend the waiver.

MFS Technology Fund (Prospectus Summary) | MFS Technology Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Technology Fund	A		B	C	I	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B

C

I

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Technology Fund	A	B	C	I	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

R1

R2

R3

R4

Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none
Other Expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.52%	2.27%	2.27%	1.27%	2.27%	1.77%	1.52%	1.27%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Technology Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		721	1,028	1,356	2,283
B
Class B Shares assuming redemption at end of period
		630	1,009	1,415	2,417
C
Class C Shares assuming redemption at end of period
		330	709	1,215	2,605
I
Class I Shares
		129	403	697	1,534
R1
Class R1 Shares
		230	709	1,215	2,605
R2
Class R2 Shares
		180	557	959	2,084
R3
Class R3 Shares
		155	480	829	1,813
R4
Class R4 Shares
		129	403	697	1,534

Expense Example, No Redemption MFS Technology Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		230	709	1,215	2,417
C
Class C Shares assuming no redemption at end of period
		230	709	1,215	2,605

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests at least 80% of the fund's net assets in securities of issuers principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These issuers are in such fields as computer systems and software, networking and telecommunications, internet, business services,

and electronics.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies) or the stocks of companies it believes are undervalued compared to their perceived worth (value companies). However,

companies that benefit from technological advancements and improvements often are growth companies.

MFS may invest the fund's assets in companies of any size.

MFS normally invests the fund's assets primarily in U.S. and foreign equity securities, including emerging market equity securities.  Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund's assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS may enter into short sales.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

Technology Concentration Risk:  The fund's performance will be closely tied to the performance of technology issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.

Short Sale Risk:  A security sold short is closed out at a loss if the price of the security sold short increases between the time of the short sale and closing out the short position. It may not be possible to close out a short position at any particular time or at an acceptable price. Short sales can involve leverage.

Investing the proceeds from short sale positions in other securities subjects the fund to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the

U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political,regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S.

dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund's assets in a single issuer or small number of issuers, the fund's performance could be closely tied to the value of that one issuer or issuers,

and could be more volatile than the performance of diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges

(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2011 was (5.33)%.

During the period(s) shown in the bar chart, the highest quarterly return was

48.41% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (45.92)% (for the calendar quarter ended September 30,

2001).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Technology Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	13.21%	7.20%	(2.69%)
B	B Shares Returns Before Taxes	15.13%	7.43%	(2.63%)
C	C Shares Returns Before Taxes	18.16%	7.72%	(2.79%)
I	I Shares Returns Before Taxes	20.41%	8.83%	(1.80%)
R1	R1 Shares Returns Before Taxes	19.19%	7.69%	(2.88%)
R2	R2 Shares Returns Before Taxes	19.77%	8.21%	(2.43%)
R3	R3 Shares Returns Before Taxes	20.11%	8.48%	(2.13%)
R4	R4 Shares Returns Before Taxes	20.40%	8.79%	(1.84%)
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	13.21%	7.20%	(2.69%)
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	8.59%	6.24%	(2.25%)
Standard & Poor���s 500 Stock Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index	15.06%	2.29%	1.41%
Standard & Poor���s North American Technology Sector Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's North American Technology Sector Index	12.65%	5.83%	(0.86%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 29, 2011
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in securities of issuers principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These issuers are in such fields as computer systems and software, networking and telecommunications, internet, business services, and electronics.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies) or the stocks of companies it believes are undervalued compared to their perceived worth (value companies). However, companies that benefit from technological advancements and improvements often are growth companies.

MFS may invest the fund's assets in companies of any size.

MFS normally invests the fund's assets primarily in U.S. and foreign equity securities, including emerging market equity securities.  Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund's assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS may enter into short sales.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

Technology Concentration Risk:  The fund's performance will be closely tied to the performance of technology issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.

Short Sale Risk:  A security sold short is closed out at a loss if the price of the security sold short increases between the time of the short sale and closing out the short position. It may not be possible to close out a short position at any particular time or at an acceptable price. Short sales can involve leverage.
Investing the proceeds from short sale positions in other securities subjects the fund to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political,regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S.
dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund's assets in a single issuer or small number of issuers, the fund's performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because MFS may invest a relatively large percentage of the fund's assets in a single issuer or small number of issuers, the fund's performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges
(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The total return for the nine-month period ended September 30, 2011 was (5.33)%.
During the period(s) shown in the bar chart, the highest quarterly return was
48.41% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (45.92)% (for the calendar quarter ended September 30,
2001).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | Standard & Poor���s 500 Stock Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | Standard & Poor���s North American Technology Sector Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's North American Technology Sector Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.86%)
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	721
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,028
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,356
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,283
Annual Return 2001	rr_AnnualReturn2001	(38.08%)
Annual Return 2002	rr_AnnualReturn2002	(45.01%)
Annual Return 2003	rr_AnnualReturn2003	45.87%
Annual Return 2004	rr_AnnualReturn2004	2.33%
Annual Return 2005	rr_AnnualReturn2005	5.75%
Annual Return 2006	rr_AnnualReturn2006	21.36%
Annual Return 2007	rr_AnnualReturn2007	20.47%
Annual Return 2008	rr_AnnualReturn2008	(51.05%)
Annual Return 2009	rr_AnnualReturn2009	74.75%
Annual Return 2010	rr_AnnualReturn2010	20.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	48.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(45.92%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.69%)
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.69%)
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.25%)
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	630
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,009
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,415
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,417
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	230
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,417
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.63%)
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	330
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,605
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	230
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,605
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.79%)
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.80%)
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	230
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,605
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.88%)
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	180
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.43%)
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.13%)
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.84%)

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

MFS Value Fund (Prospectus Summary) | MFS Value Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-15 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Value Fund	A		B	C	I	W	529A	529B	529C	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B AND 529B

C AND 529C

I AND W

I AND W

529A

B AND 529B

C AND 529C

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	4.00%	1.00%	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Value Fund		A	B	C	I	W	529A	529B	529C	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

W

529A

529B

529C

R1

R2

R3

R4

Management Fee		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.10%	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.15%	0.15%	0.15%	0.15%	0.15%	0.25%	0.25%	0.25%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		0.95%	1.70%	1.70%	0.70%	0.80%	1.05%	1.80%	1.80%	1.70%	1.20%	0.95%	0.70%
Fee Reductions and/or Expense Reimbursements	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.06%)	(0.06%)	(0.06%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.94%	1.69%	1.69%	0.69%	0.79%	0.99%	1.74%	1.74%	1.69%	1.19%	0.94%	0.69%
[1]	MFS has agreed in writing to reduce its management fee to 0.45% of the fund's average daily net assets in excess of $12.5 billion annually. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2012. The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2012, unless MFD elects to extend the waiver.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Value Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		665	859	1,069	1,673
B
Class B Shares
		572	835	1,122	1,809
C
Class C Shares
		272	535	922	2,008
I
Class I Shares
		70	223	389	870
W
Class W Shares
		81	254	443	989
529A
Class 529A Shares
		670	884	1,116	1,779
529B
Class 529B Shares
		577	861	1,169	1,914
529C
Class 529C Shares
		277	561	969	2,111
R1
Class R1 Shares
		172	535	922	2,008
R2
Class R2 Shares
		121	380	659	1,454
R3
Class R3 Shares
		96	302	525	1,165
R4
Class R4 Shares
		70	223	389	870

Expense Example, No Redemption MFS Value Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming redemption at end of period no redemption at end of period
		172	535	922	1,809
C
Class C Shares assuming redemption at end of period no redemption at end of period
		172	535	922	2,008
529B
Class 529B Shares assuming redemption at end of period no redemption at end of period
		177	561	969	1,914
529C
Class 529C Shares assuming redemption at end of period no redemption at end of period
		177	561	969	2,111

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory,

geopolitical, or other conditions. These factors can make foreign investments,

especially those in emerging markets, more volatile and less liquid than U.S.

investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges

(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2011 was

(10.68)%. During the period(s) shown in the bar chart, the highest quarterly return was 16.46% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (19.26)% (for the calendar quarter ended December 31,

2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	5.00%	1.98%	2.95%
B	B Shares Returns Before Taxes	6.53%	2.12%	3.02%
C	C Shares Returns Before Taxes	9.54%	2.47%	2.87%
I	I Shares Returns Before Taxes	11.68%	3.51%	3.90%
W	W Shares Returns Before Taxes	11.54%	3.41%	3.82%
529A	529A Shares Returns Before Taxes	4.87%	1.80%	2.72%
529B	529B Shares Returns Before Taxes	6.42%	1.94%	2.81%
529C	529C Shares Returns Before Taxes	9.45%	2.31%	2.66%
R1	R1 Shares Returns Before Taxes	10.51%	2.43%	2.76%
R2	R2 Shares Returns Before Taxes	11.13%	2.93%	3.24%
R3	R3 Shares Returns Before Taxes	11.40%	3.19%	3.55%
R4	R4 Shares Returns Before Taxes	11.68%	3.47%	3.85%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	4.78%	1.44%	2.47%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.52%	1.67%	2.46%
Russell 1000 Value Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Russell 1000 Value Index	15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 29, 2011
MFS Value Fund (Prospectus Summary) | MFS Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-15 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges
(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The total return for the nine-month period ended September 30, 2011 was
(10.68)%. During the period(s) shown in the bar chart, the highest quarterly return was 16.46% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (19.26)% (for the calendar quarter ended December 31,
2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
MFS Value Fund (Prospectus Summary) | MFS Value Fund | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Russell 1000 Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	665
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	859
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,069
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,673
Annual Return 2001	rr_AnnualReturn2001	(7.79%)
Annual Return 2002	rr_AnnualReturn2002	(13.70%)
Annual Return 2003	rr_AnnualReturn2003	24.70%
Annual Return 2004	rr_AnnualReturn2004	15.08%
Annual Return 2005	rr_AnnualReturn2005	6.22%
Annual Return 2006	rr_AnnualReturn2006	20.67%
Annual Return 2007	rr_AnnualReturn2007	7.61%
Annual Return 2008	rr_AnnualReturn2008	(32.85%)
Annual Return 2009	rr_AnnualReturn2009	20.48%
Annual Return 2010	rr_AnnualReturn2010	11.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.95%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.47%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.46%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	572
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,809
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	535
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	922
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,809
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.02%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	272
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	922
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,008
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	535
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	922
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,008
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.87%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I AND W

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	389
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	870
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I AND W

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
W

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	254
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	443
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	989
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	W Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.82%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
529A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529A

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,116
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.72%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529B

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	577
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	861
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	561
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	969
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,914
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.81%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529C

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	561
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	969
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,111
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	561
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	969
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,111
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.66%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	922
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,008
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.76%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,454
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.24%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	302
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,165
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.55%
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	389
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	870
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.85%

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	MFS has agreed in writing to reduce its management fee to 0.45% of the fund's average daily net assets in excess of $12.5 billion annually. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2012. The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2012, unless MFD elects to extend the waiver.